DERIVATIVE LIABILITIES (Details Textual) - $ / shares		1 Months Ended		12 Months Ended
	Feb. 11, 2015	Feb. 24, 2015	Dec. 30, 2014	Dec. 31, 2014	Sep. 30, 2015	Aug. 19, 2015	Jun. 11, 2015	Dec. 31, 2013
DERIVATIVE LIABILITY [Line Items]
Preferred Stock, Shares Issued				0	0			0
Common Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	17,500			37,500
Warrant [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 20.00
Warrant Expiration Date				Dec. 31, 2019
Purchase Of Shares By Issuing Warrants				37,500
Family Of Schmitt [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 20.00
Series A Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Preferred Stock, Shares Issued			750,000
Sale of Stock, Price Per Share			$ 11.50
Preferred Stock, Conversion Basis				The Preferred Stock are convertible, in whole or in part, at a conversion price equal to the lower of (i) $20.00 or (ii) 85% of the average of the five (5) lowest volume weighted average prices of the common stock during the twenty (20) consecutive trading-day period ending the trading day immediately preceding the delivery of the applicable conversion notice. The conversion feature was bifurcated from the Preferred Stock as it was not considered to be clearly and closely related to the host agreement and is accounted for as a derivative liability.
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit			$ 20.00
Series B Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Sale of Stock, Price Per Share	$ 11.50
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit	$ 20.00
Series C Preferred Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Preferred Stock, Shares Issued		11,864
Sale of Stock, Price Per Share		$ 11.50
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights Lower Range Limit		$ 20.00
Series C Preferred Stock [Member] | Common Stock [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		90,000
Class A [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights						$ 1.00
Class A [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,550,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1.00
Class B [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.99
Additional Class Of Warrant Or Right Exercise Price Of Warrants Or Rights						$ 0.99
Class B [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.99
Series A Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Sale of Stock, Price Per Share						0.5
Class of Warrant or Right, Exercise Price of Warrants or Rights						1.00
Series B Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Sale of Stock, Price Per Share						$ 0.5
Series C Warrant [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						2,550,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01
Series D Warrant [Member] | Warrant [Member] | August 2015 Underwritten Offering [Member]
DERIVATIVE LIABILITY [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						4,950,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.01